Cover Page	2 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Mirion Technologies, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001809987